TRADE AND OTHER PAYABLES (Details Narrative)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 HKD ($)	Mar. 31, 2025 HKD ($)
Notes and other explanatory information [abstract]
Advance received	$ 3,400,000	$ 24,733,176